Equity - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Jan. 31, 2013	Jan. 18, 2011	Mar. 16, 2012 Private Placement	Jan. 13, 2011 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Aug. 04, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 Issuance of Equity AuroTellurio Option Agreement	Mar. 31, 2012 1st Half	Jan. 31, 2012 1st Half	Mar. 31, 2012 2nd Half	Jan. 31, 2012 2nd Half
Stockholders Equity Note [Line Items]
Units of securities issued	81,728,258		4,250,000	5,000,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities	$ 2,106,956		$ 170,000	$ 125,000		$ 400,000
Closing costs	20,750		1,750
Proceeds from private placement Offering	2,086,206				1,461,956
Warrant exercisable period			24 months
Exercise price of warrants			$ 0.06		$ 0.025				$ 0.125	$ 0.125	$ 0.05	$ 0.05
Units of securities, offering price		$ 0.025	$ 0.04		$ 0.125
Net proceeds from sale of units			168,250
Stock issued in acquisition, restricted shares							250,000	250,000
Common stock, price							$ 0.001	$ 0.015
Value of stock issued in acquisition							17,500	3,750
Convertible promissory notes, shares issued on conversion					3,660,000
Convertible promissory notes, conversion price per share					$ 0.025
Number of units consist of one common share and a warrant to purchase one-half share					36,478,258
Number of units consist of one share of series a convertible preferred stock and warrants to purchase one half of one share of common stock					22,000,000
Units repurchased and cancelled				2,000,000
Value of units repurchased and cancelled				$ 50,000